Intangible Assets and Others, net (Schedule of Pre-tax Discount Rate and Terminal Value Growth Rate) (Details) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	9.80%	12.60%
Terminal value growth rate	0.90%
Market share	24.60%
ARPU	₪ 53.9
Cash generating unit Cellular segment [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	9.30%
Terminal value growth rate	1.50%
Market share	25.00%
ARPU	₪ 54.5
Cash generating unit Fixed-line segment [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	9.30%
Terminal value growth rate	1.50%
Market share
ARPU